Other Non-Current Assets (Details) - EUR (€) € in Millions		Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Other Non Current Assets [Line Items]
Other financial assets at fair value through profit or loss		€ 965	€ 1,027
Pre-funded pension obligations		146	156
Long-term prepaid expenses		143	152
Long-term loans and advances and other non-current receivables		382	502
Derivative financial instruments		6	0
Total	[1]	4,109	3,753
Trading equity securities
Disclosure Of Other Non Current Assets [Line Items]
Instruments at fair value through other comprehensive income		2,105	1,559
Debt securities
Disclosure Of Other Non Current Assets [Line Items]
Instruments at fair value through other comprehensive income		€ 362	€ 357

[1]	These unaudited condensed half year consolidated financial statements as of June 30, 2025 should be read in conjunction with Sanofi’s audited consolidated financial statements as of December 31, 2024.